<PLAINTEXT>
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[LOGO] American Funds/R/                 The right choice for the long term(R)

NEW WORLD FUND(R)                           American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 1 SHARES  MAY 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS1@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2010, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 1
-------------------------------------------------------------------------------
Management fee.........................................................  0.77%
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  0.82

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 1                                          $84    $262    $455    $1,014

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

                                                                             ---
       AMERICAN FUNDS INSURANCE SERIES  NEW WORLD FUND / SUMMARY PROSPECTUS  1
                                                                             ---


Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates

----
2   NEW WORLD FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


may cause an issuer to redeem, "call" or refinance a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The MSCI
Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns

                                    [CHART]

  2000     2001    2002    2003    2004   2005    2006   2007    2008    2009
  ----     ----    ----    ----    ----   ----    ----   ----    ----  ------
 -12.43%  -3.99%  -5.45%  39.56%  19.07% 21.10%  32.88% 32.53% -42.20% 49.95%

The fund's highest/lowest quarterly results during this time period were:

                  HIGHEST   24.00% (quarter ended June 30, 2009)

                  LOWEST   -22.22% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            49.95%  13.07%   9.34%    10.60%
MSCI All Country World Index (reflects no
 deduction for fees, expenses or taxes)     35.41    3.64    0.89      2.23
MSCI Emerging Markets Index (reflects no
 deduction for fees, expenses or taxes)     79.02   15.88   10.11     11.39

                                                                             ---
       AMERICAN FUNDS INSURANCE SERIES  NEW WORLD FUND / SUMMARY PROSPECTUS  3
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   11 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-476-0510P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

----
4   NEW WORLD FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----

<PLAINTEXT>

[LOGO] American Funds/R/                 The right choice for the long term(R)

NEW WORLD FUND(R)                           American Funds Insurance Series(R)

SUMMARY PROSPECTUS                                 CLASS 2 SHARES  MAY 1, 2010

 BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS AND STATEMENT
 OF ADDITIONAL INFORMATION, WHICH CONTAIN MORE INFORMATION ABOUT THE FUND AND
 ITS RISKS. YOU CAN FIND THE FUND'S PROSPECTUS, STATEMENT OF ADDITIONAL
 INFORMATION AND OTHER INFORMATION ABOUT THE FUND ONLINE AT
 WWW.AMERICANFUNDS.COM/AFIS. YOU CAN ALSO GET THIS INFORMATION AT NO COST BY
 CALLING 800/421-9900, EXT. 65413 OR BY SENDING AN E-MAIL REQUEST TO
 AFISCLASS2@AMERICANFUNDS.COM. THE CURRENT PROSPECTUS AND STATEMENT OF
 ADDITIONAL INFORMATION, DATED MAY 1, 2010, ARE INCORPORATED BY REFERENCE INTO
 THIS SUMMARY PROSPECTUS.

INVESTMENT OBJECTIVE

The fund's investment objective is long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses associated with an investment in the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and expenses were reflected, expenses shown would be higher.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)                             CLASS 2
-------------------------------------------------------------------------------
Management fee.........................................................  0.77%
Distribution and/or service (12b-1) fees...............................  0.25
Other expenses.........................................................  0.05
Total annual fund operating expenses...................................  1.07

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
Class 2                                          $109   $340    $590    $1,306

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets and that the investment adviser believes have potential of providing capital appreciation.
The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization or unrated but determined to be of equivalent quality by the fund's investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

                                                                             ---
       AMERICAN FUNDS INSURANCE SERIES  NEW WORLD FUND / SUMMARY PROSPECTUS  1
                                                                             ---


Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.
The fund's investment adviser maintains a list of qualified countries and securities in which the fund may invest. Qualified developing countries in which the fund may invest currently include, but are not limited to, Argentina,
Bahrain, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Czech Republic,
Dominican Republic, Egypt, Hungary, India, Jordan, Kazakhstan, Lebanon,
Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru, Philippines, Poland,
Russian Federation, South Africa, Thailand, Turkey, Ukraine, United Arab
Emirates and Venezuela.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

MARKET RISKS -- The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
governmental or governmental agency responses to economic conditions; and
currency, interest rate and commodity price fluctuations.

GROWTH STOCKS RISKS -- The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

RISKS OF INVESTING OUTSIDE THE U.S. -- Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

DEVELOPING COUNTRIES RISKS -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

SMALL CAPITALIZATION RISKS -- Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies.

----
2   NEW WORLD FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----


INTEREST RATE RISKS -- The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

CREDIT RISKS -- Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

HIGH YIELD BOND RISKS -- Lower rated debt securities generally have higher rates of interest and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information shows how the fund's investment results have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. The MSCI
Emerging Markets Index reflects the market sectors and securities in which the fund primarily invests. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results.
Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower.

Calendar year total returns.

                                     [CHART]

 2000     2001    2002    2003    2004    2005    2006   2007   2008    2009
 ----     ----    ----    ----    ----    ----    ----   ----   ----    ----
-12.70%  -4.19%  -5.66%  39.18%  18.80%  20.74%  32.59% 32.21% -42.37%  49.65%

The fund's highest/lowest quarterly results during this time period were:

HIGHEST   23.92% (quarter ended June 30, 2009)
LOWEST   -22.30% (quarter ended December 31, 2008)

For periods ended December 31, 2009:

                                                                     LIFETIME
                                                                    (FROM FUND
AVERAGE ANNUAL TOTAL RETURNS                1 YEAR 5 YEARS 10 YEARS INCEPTION)
------------------------------------------------------------------------------
Fund (inception date -- 6/17/99)            49.65%  12.79%   9.06%    10.33%
MSCI All Country World Index (reflects no
 deduction for fees, expenses or taxes)     35.41    3.64    0.89      2.23
MSCI Emerging Markets Index (reflects no
 deduction for fees, expenses or taxes)     79.02   15.88   10.11     11.39

                                                                             ---
      AMERICAN FUNDS INSURANCE SERIES   NEW WORLD FUND / SUMMARY PROSPECTUS  3
                                                                             ---


MANAGEMENT

INVESTMENT ADVISER

Capital Research and Management Company

PORTFOLIO COUNSELORS

The individuals primarily responsible for the portfolio management of the fund are:

PORTFOLIO COUNSELOR          PORTFOLIO COUNSELOR EXPERIENCE  PRIMARY TITLE WITH INVESTMENT ADVISER
Series title (if applicable)          IN THIS FUND
------------------------------------------------------------------------------------------------------------------------

    CARL M. KAWAJA                     11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    ROBERT W. LOVELACE                 11 years              Senior Vice President - Capital World Investors
    Vice President
------------------------------------------------------------------------------------------------------------------------
    DAVID C. BARCLAY                   11 years              Senior Vice President - Fixed Income, Capital Research and
                                                             Management Company

TAX INFORMATION

See your variable insurance contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.
The fund is not sold directly to the general public but instead is offered as an underlying investment option for variable insurance contracts. In addition to payments described above, the fund and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may be a factor that the insurance company considers in including the fund as an underlying investment option in the variable insurance contract. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

INAFIP-576-0510P Litho in USA CGD/8024                                      Investment Company File No. 811-3857
-----------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

----
4   NEW WORLD FUND / SUMMARY PROSPECTUS  AMERICAN FUNDS INSURANCE SERIES
----